PRIMECAP Odyssey Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 6.8%
Alphabet, Inc. - Class A	752,020	$129,001,511
Alphabet, Inc. - Class C	657,920	113,918,848
Baidu, Inc. - ADR (a)	676,300	59,899,891
Electronic Arts, Inc.	55,000	8,301,700
IMAX Corp. (a)	286,500	6,045,150
Live Nation Entertainment, Inc. (a)	47,050	4,525,739
Meta Platforms, Inc. - Class A	30,200	14,339,866
Netflix, Inc. (a)	14,500	9,111,075
Nintendo Co. Ltd. - JPY	550,000	30,796,035
Shutterstock, Inc.	85,900	3,798,498
Trade Desk, Inc. (The) - Class A (a)	79,500	7,145,460
Universal Music Group N.V. - EUR	183,416	4,365,063
Walt Disney Co. (The)	301,200	28,219,428
		419,468,264

Consumer Discretionary - 8.2%
Alibaba Group Holding Ltd. - ADR	1,250,940	98,636,619
Amazon.com, Inc. (a)	10,000	1,869,800
Bath & Body Works, Inc.	418,898	15,394,502
Bowlero Corp. - Class A	282,100	3,653,195
Burlington Stores, Inc. (a)	26,500	6,898,480
Capri Holdings Ltd. (a)	90,400	3,032,016
CarMax, Inc. (a)	595,960	50,322,862
Carnival Corp. (a)	188,400	3,138,744
DoorDash, Inc. - Class A (a)	15,200	1,682,944
eBay, Inc.	99,260	5,519,849
Entain PLC - GBP	2,015,833	14,797,149
Flutter Entertainment PLC - GBP (a)	24,477	4,837,943
iRobot Corp. (a)	806,358	9,506,961
Leslie's, Inc. (a)	247,900	731,305
Marriott International, Inc. - Class A	28,000	6,364,400
Mattel, Inc. (a)	2,591,600	49,991,964
McDonald's Corp.	9,300	2,468,220
MGM Resorts International (a)	74,060	3,182,358
Norwegian Cruise Line Holdings Ltd. (a)	485,400	8,945,922
Ollie's Bargain Outlet Holdings, Inc. (a)	75,700	7,391,348
Restaurant Brands International, Inc.	11,000	769,890
Ross Stores, Inc.	89,600	12,833,408
Royal Caribbean Cruises Ltd.	313,271	49,095,831
Sony Group Corp. - ADR	619,477	54,879,467
Tapestry, Inc.	10,000	400,900
Tesla, Inc. (a)	365,000	84,705,550
TJX Cos., Inc. (The)	64,000	7,233,280
Victoria's Secret & Co. (a)	166,699	2,958,907
		511,243,814

Consumer Staples - 1.2%
Altria Group, Inc.	93,800	4,597,138
BJ's Wholesale Club Holdings, Inc. (a)	128,200	11,276,472
Casey's General Stores, Inc.	10,550	4,091,712
Dollar Tree, Inc. (a)	280,200	29,236,068
e.l.f. Beauty, Inc. (a)	3,500	604,030
Performance Food Group Co. (a)	311,700	21,507,300
US Foods Holding Corp. (a)	17,100	930,069
		72,242,789

Energy - 2.4%
ConocoPhillips	114,705	12,755,196
Coterra Energy, Inc.	324,000	8,359,200
EOG Resources, Inc.	82,300	10,435,640
Exxon Mobil Corp.	251,870	29,869,263
Hess Corp.	309,621	47,502,054
Schlumberger Ltd.	48,500	2,342,065
Southwestern Energy Co. (a)	1,110,000	7,159,500
TechnipFMC PLC	10,000	295,000
Transocean Ltd. (a)	5,818,304	33,687,980
		152,405,898

Financials - 7.4%
Bank of America Corp.	167,700	6,759,987
Citigroup, Inc.	287,700	18,665,976
CME Group, Inc. – Class A	119,100	23,070,861
Discover Financial Services	38,570	5,553,694
Evercore, Inc. - Class A	47,200	11,818,408
JPMorgan Chase & Co.	88,500	18,832,800
MarketAxess Holdings, Inc.	143,672	32,115,002
Mastercard, Inc. - Class A	3,900	1,808,469
Northern Trust Corp.	482,360	42,761,214
PayPal Holdings, Inc. (a)	200,900	13,215,202
Raymond James Financial, Inc.	1,279,305	148,399,380
Tradeweb Markets, Inc. - Class A	164,700	18,393,696
Visa, Inc. - Class A	189,450	50,331,182
Wells Fargo & Co.	1,075,250	63,805,335
WEX, Inc. (a)	7,700	1,412,565
		456,943,771

Health Care - 30.0%
Agilent Technologies, Inc.	95,650	13,524,910
Alcon, Inc.	58,450	5,494,300
Alkermes PLC (a)	290,400	7,933,728
Amgen, Inc.	443,000	147,284,210
AstraZeneca PLC - ADR	1,659,160	131,322,514
BeiGene Ltd. - ADR (a)	688,127	114,628,196
Biogen, Inc. (a)	732,300	156,126,360
BioMarin Pharmaceutical, Inc. (a)	1,598,426	134,795,265
BioNTech SE - ADR (a)	443,850	38,259,870
Boston Scientific Corp. (a)	1,030,100	76,103,788
Bridgebio Pharma, Inc. (a)	184,100	4,777,395
Bristol-Myers Squibb Co.	844,470	40,162,993
CVS Health Corp.	164,700	9,936,351
Elanco Animal Health, Inc. (a)	3,595,771	46,888,854
Eli Lilly & Co.	631,578	507,959,238
Enovis Corp. (a)	43,333	2,064,384
FibroGen, Inc. (a)	1,949,800	1,053,087
Glaukos Corp. (a)	18,300	2,144,211
GRAIL, Inc. (a)	16,116	247,864
GSK PLC - ADR	278,340	10,791,242
Humana, Inc.	2,000	723,220
Illumina, Inc. (a)	138,800	17,016,880
Insulet Corp. (a)	215,657	41,912,938
IQVIA Holdings, Inc. (a)	20,190	4,971,384
LivaNova PLC (a)	929,491	45,916,855
Merck & Co., Inc.	16,400	1,855,332
Nektar Therapeutics (a)	1,698,156	2,275,529
Neurocrine Biosciences, Inc. (a)	71,100	10,065,627
Novartis AG - ADR	323,166	36,026,546
Omnicell, Inc. (a)	22,500	657,225
OraSure Technologies, Inc. (a)	106,600	477,568
QIAGEN N.V. - EUR (a)	124,600	5,566,545
Revvity, Inc.	49,500	6,217,695
Rhythm Pharmaceuticals, Inc. (a)	2,116,302	102,026,919
Roche Holding AG - CHF	9,820	3,197,443
Siemens Healthineers AG - EUR	68,700	3,690,023
Stryker Corp.	10,800	3,536,460
Thermo Fisher Scientific, Inc.	60,270	36,966,002
Waters Corp. (a)	4,000	1,345,120
Xencor, Inc. (a)	2,594,700	52,983,774
Zimmer Biomet Holdings, Inc.	275,220	30,645,747
		1,859,573,592

Industrials - 15.0%
AECOM	1,689,452	153,081,246
Airbus SE - EUR	192,601	29,173,632
American Airlines Group, Inc. (a)	2,740,701	29,161,059
AMETEK, Inc.	40,000	6,939,200
Chart Industries, Inc. (a)	12,300	1,981,284
Curtiss-Wright Corp.	126,000	37,132,200
Delta Air Lines, Inc.	1,261,800	54,282,636
FedEx Corp.	183,000	55,311,750
General Dynamics Corp.	59,170	17,674,671
IDEX Corp.	38,110	7,945,173
Jacobs Solutions, Inc.	614,084	89,871,193
JB Hunt Transport Services, Inc.	54,700	9,471,305
JetBlue Airways Corp. (a)	126,400	810,224
Lyft, Inc. - Class A (a)	429,800	5,179,090
Nextracker, Inc. - Class A (a)	795,514	39,091,558
Norfolk Southern Corp.	12,300	3,069,588
Saia, Inc. (a)	19,600	8,189,860
Siemens AG - EUR	623,443	114,311,378
Southwest Airlines Co.	2,166,700	58,370,898
Stratasys Ltd. (a)	1,734,199	14,844,743
Textron, Inc.	254,610	23,653,269
TransDigm Group, Inc.	14,100	18,248,502
Uber Technologies, Inc. (a)	107,900	6,956,313
Union Pacific Corp.	48,000	11,843,040
United Airlines Holdings, Inc. (a)	1,634,380	74,233,540
Xometry, Inc. - Class A (a) (b)	3,992,558	58,411,123
		929,238,475

Information Technology - 24.4%
Adobe, Inc. (a)	118,240	65,227,096
Altair Engineering, Inc. - Class A (a)	238,663	21,088,263
Analog Devices, Inc.	144,700	33,480,686
Applied Materials, Inc.	162,680	34,520,696
Arm Holdings PLC - ADR (a)	65,700	9,471,969
ASML Holding N.V. - ADR	32,900	30,817,430
Autodesk, Inc. (a)	3,000	742,560
BlackBerry Ltd. (a)	4,630,400	11,205,568
Broadcom, Inc.	27,700	4,450,836
Dell Technologies, Inc. - Class C	39,190	4,455,119
Descartes Systems Group, Inc. (The) (a)	206,800	21,021,220
Flex Ltd. (a)	4,171,129	134,101,797
FormFactor, Inc. (a)	481,518	25,790,104
Gartner, Inc. (a)	1,300	651,547
Hewlett Packard Enterprise Co.	1,536,400	30,589,724
HP, Inc.	402,936	14,541,960
Intel Corp.	2,842,480	87,377,835
Intuit, Inc.	8,400	5,437,740
Jabil, Inc.	447,700	50,442,359
Keysight Technologies, Inc. (a)	15,400	2,149,378
KLA Corp.	185,624	152,781,546
L.M. Ericsson Telephone Co. - ADR	1,406,900	9,693,541
Marvell Technology, Inc.	168,200	11,266,036
MaxLinear, Inc. (a)	275,000	3,888,500
Micron Technology, Inc.	1,771,240	194,517,577
Microsoft Corp.	368,800	154,287,480
NetApp, Inc.	319,781	40,605,792
Nutanix, Inc. - Class A (a)	400,100	20,209,051
NVIDIA Corp.	645,000	75,477,900
Okta, Inc. - Class A (a)	25,500	2,395,470
Oracle Corp.	284,600	39,687,470
OSI Systems, Inc. (a)	55,000	8,138,900
Palo Alto Networks, Inc. (a)	30,200	9,806,846
QUALCOMM, Inc.	173,300	31,358,635
Salesforce, Inc.	46,600	12,060,080
Teradyne, Inc.	113,000	14,821,080
Texas Instruments, Inc.	338,295	68,947,904
Trimble, Inc. (a)	324,900	17,720,046
Universal Display Corp.	194,969	43,403,999
Wolfspeed, Inc. (a)	701,200	13,217,620
		1,511,849,360

Materials - 0.6%
Albemarle Corp.	257,900	24,157,493
Ivanhoe Mines Ltd. - Class A - CAD (a)	600,000	7,844,131
Linde PLC	10,900	4,943,150
		36,944,774
TOTAL COMMON STOCKS (Cost $2,854,397,171)		5,949,910,737

RIGHTS - 0.0%(e)	Contracts	Value
Health Care - 0.0%(e)
ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	387,250	394,995
Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	4,207,543	84,151
Total Health Care		479,146
TOTAL RIGHTS (Cost $0)		479,146

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%	Shares
Dreyfus Treasury Securities Cash Management - Institutional Shares - 5.17% (e)	226,926,335	226,926,335
TOTAL SHORT-TERM INVESTMENTS (Cost $226,926,335)		226,926,335

TOTAL INVESTMENTS - 99.7% (Cost $3,081,323,506)		6,177,316,218
Other Assets in Excess of Liabilities - 0.3%		21,192,248
TOTAL NET ASSETS - 100.0%		$6,198,508,466

ADR - American Depositary Receipt
CHF - Swiss Francs EUR - Euros GBP - British Pound Sterling JPY - Japanese Yen

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)	Fair-valued security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2024. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$5,949,910,737	$-	$-	$5,949,910,737
	Rights(2)	-	-	479,146	479,146
	Short-Term Investments	226,926,335	-	-	226,926,335
	Total Investments	$6,176,837,072	$-	$479,146	$6,177,316,218

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)

Growth Fund
Balance at October 31, 2023	$394,995
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at July 31, 2024	$394,995

During the period ended July 31, 2024, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Issue Date 8/15/22)

Growth Fund
Balance at October 31, 2023	$84,151
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at July 31, 2024	$84,151

During the period ended July 31, 2024, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2024
Xometry, Inc. - Class A	$53,124,640	$6,580,631	$178,914	$-	$(265,141)	$(850,093)	$58,411,123
Total	$53,124,640	$6,580,631	$178,914	$-	$(265,141)	$(850,093)	$58,411,123